Intangibles (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of non-current assets - intangibles

	2025 A$’000	2024 A$’000
Licensing agreement - Paxalisib	1,087	16,408
Less: Accumulated amortisation	—	(8,335)

	1,087	8,073

Licensing agreement - EVT-801	—	9,813
Less: Accumulated amortisation	—	(2,486)

	—	7,327

	1,087	15,400

Summary of reconciliations of intangibles

	EVT-801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000
Balance at 1 July 2023	8,112	9,157	17,269
Amortisation expense	(785)	(1,084)	(1,869)

Balance at 30 June 2024	7,327	8,073	15,400
Impairment of assets	(6,935)	(6,444)	(13,379)
Amortisation expense	(392)	(542)	(934)

Balance at 30 June 2025	—	1,087	1,087